Shareholders equity - Treasury stock (Details) - EUR (€) € / shares in Units, € in Thousands						1 Months Ended															2 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	May 20, 2021	Apr. 02, 2020	Jun. 14, 2019	Mar. 11, 2019	May 12, 2016	Dec. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	May 10, 2019	Apr. 30, 2020	May 31, 2019	Dec. 31, 2019	Apr. 02, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2013	Dec. 31, 2018
Treasury stock
Maximum purchase of treasury shares, as a percent to registered capital	10.00%				10.00%
Maximum value of share capital authorized to be repurchased	€ 29,289				€ 30,537
Value of shares repurchased																										€ 365,988	€ 589,305
Treasury Stock
Treasury stock
Maximum number of treasury shares authorized to be purchased		14,879,979	12,000,000	6,000,000
Maximum value of treasury shares authorized to be purchased			€ 660,000	€ 330,000
Average price per share, at date											€ 60.66													€ 60.66			€ 60.66		€ 51.00
Average price paid per repurchased share, during period							€ 63.07	€ 63.05	€ 249.10	€ 84.37	€ 63.85	€ 64.78	€ 57.85	€ 59.67	€ 57.53	€ 66.77	€ 67.11	€ 72.97	€ 72.83	€ 69.86	€ 71.55	€ 64.35	€ 71.55	€ 62.55	€ 63.50
Average price per retired share, during period						€ 62.44											€ 71.55
Number of treasury shares held											6,107,629													6,107,629			6,107,629		999,951
Number of shares repurchased							694,813	4,842,943	25,319	124,398	564,908	852,859	692,910	627,466	835,208	1,029,655	504,672	147,558	1,993,974	1,629,240	3,770,772	5,687,473	3,770,772	5,107,678	10,795,151	5,687,473	8,878,450	999,951
Number of shares retired						11,795,102											3,770,772									11,795,102	3,770,772
Value of treasury shares held											€ 370,502													€ 370,502			€ 370,502		€ 50,993
Value of shares repurchased							€ 43,824	€ 305,362	€ 6,307	€ 10,495	€ 36,067	€ 55,245	€ 40,084	€ 37,445	€ 48,050	€ 68,748	€ 33,870	€ 10,766	€ 145,214	€ 113,816		€ 365,988	€ 269,796	€ 319,509		€ 365,988	589,305
Value of shares retired						€ 736,490											€ 269,796									€ 736,490	€ 269,796